Related Parties (Details) - Schedule of Balances with Related Parties - ILS (₪) ₪ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances with Related Parties [Abstract]
Trade payables		₪ 140
Other current liabilities - salaries and related expenses related parties	[1]		₪ 113

[1]	See also Notes 10 and 12A above.